Schedule of Investments (unaudited)
June 30, 2024
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
Curtiss-Wright Corp.	3,261	$ 883,666
Hexcel Corp.	7,002	437,275
Woodward, Inc.	5,215	909,391
		2,230,332
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.(a)(b)	10,105	510,302
Automobile Components — 1.3%
Adient PLC(a)	7,835	193,603
Autoliv, Inc.	6,229	666,441
Gentex Corp.	19,407	654,210
Goodyear Tire & Rubber Co. (The)(a)	24,336	276,214
Lear Corp.	4,958	566,253
Visteon Corp.(a)	2,236	238,581
		2,595,302
Automobiles — 0.4%
Harley-Davidson, Inc.	10,612	355,927
Thor Industries, Inc.	4,607	430,524
		786,451
Banks — 6.0%
Associated Banc-Corp	13,081	276,663
Bank OZK	9,085	372,485
Cadence Bank	11,706	331,046
Columbia Banking System, Inc.	18,151	361,023
Commerce Bancshares, Inc.	10,134	565,275
Cullen/Frost Bankers, Inc.	5,513	560,286
East West Bancorp, Inc.	12,179	891,868
First Financial Bankshares, Inc.	10,633	313,993
First Horizon Corp.	47,206	744,439
FNB Corp.	33,676	460,688
Glacier Bancorp, Inc.	9,669	360,847
Hancock Whitney Corp.	7,511	359,251
Home BancShares, Inc.	16,078	385,229
International Bancshares Corp.	4,510	258,017
New York Community Bancorp, Inc., Class A	66,815	215,144
Old National Bancorp	28,083	482,747
Pinnacle Financial Partners, Inc.	6,655	532,666
Prosperity Bancshares, Inc.	8,301	507,523
SouthState Corp.	6,558	501,162
Synovus Financial Corp.	13,153	528,619
Texas Capital Bancshares, Inc.(a)	3,907	238,874
UMB Financial Corp.	3,851	321,250
United Bankshares, Inc.	11,685	379,061
Valley National Bancorp	36,973	258,072
Webster Financial Corp.	15,024	654,896
Wintrust Financial Corp.	5,552	547,205
Zions Bancorp N.A.	12,624	547,503
		11,955,832
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A, NVS(a)	766	233,668
Celsius Holdings, Inc.(a)	12,750	727,898
Coca-Cola Consolidated, Inc.	403	437,255
		1,398,821
Biotechnology — 2.3%
Arrowhead Pharmaceuticals, Inc.(a)	10,592	275,286
Cytokinetics, Inc.(a)	9,817	531,885
Exelixis, Inc.(a)	24,932	560,222
Halozyme Therapeutics, Inc.(a)	10,956	573,656
Neurocrine Biosciences, Inc.(a)	8,812	1,213,148
Security	Shares	Value
Biotechnology (continued)
Roivant Sciences Ltd.(a)	28,614	$ 302,450
United Therapeutics Corp.(a)	3,810	1,213,676
		4,670,323
Broadline Retail — 0.6%
Macy’s, Inc.	23,630	453,696
Nordstrom, Inc.	8,520	180,794
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	5,156	506,165
		1,140,655
Building Products — 4.2%
AAON, Inc.	5,753	501,892
Advanced Drainage Systems, Inc.	5,958	955,604
Carlisle Cos., Inc.	4,082	1,654,067
Fortune Brands Innovations, Inc.	10,720	696,157
Lennox International, Inc.	2,761	1,477,080
Owens Corning	7,482	1,299,773
Simpson Manufacturing Co., Inc.	3,563	600,472
Trex Co., Inc.(a)	9,162	679,087
UFP Industries, Inc.	5,286	592,032
		8,456,164
Capital Markets — 2.8%
Affiliated Managers Group, Inc.	2,529	395,106
Carlyle Group, Inc. (The)	18,911	759,277
Evercore, Inc., Class A	3,047	635,086
Federated Hermes, Inc., Class B	6,875	226,050
Houlihan Lokey, Inc., Class A	4,508	607,949
Interactive Brokers Group, Inc., Class A	9,507	1,165,558
Janus Henderson Group PLC	11,632	392,115
SEI Investments Co.	8,412	544,172
Stifel Financial Corp.	9,203	774,432
		5,499,745
Chemicals — 2.2%
Arcadium Lithium PLC(a)	87,664	294,551
Ashland, Inc.	4,307	406,968
Avient Corp.	8,115	354,220
Axalta Coating Systems Ltd.(a)	19,033	650,358
Cabot Corp.	4,791	440,245
NewMarket Corp.	589	303,671
RPM International, Inc.	11,096	1,194,817
Scotts Miracle-Gro Co. (The)	3,628	236,038
Westlake Corp.	2,911	421,571
		4,302,439
Commercial Services & Supplies — 1.7%
Brink’s Co. (The)	3,959	405,401
Clean Harbors, Inc.(a)	4,372	988,728
MSA Safety, Inc.	3,142	589,722
Stericycle, Inc.(a)	8,000	465,040
Tetra Tech, Inc.	4,587	937,950
		3,386,841
Communications Equipment — 0.5%
Ciena Corp.(a)	12,449	599,793
Lumentum Holdings, Inc.(a)(b)	5,869	298,849
		898,642
Construction & Engineering — 1.9%
Comfort Systems U.S.A., Inc.	3,044	925,741
EMCOR Group, Inc.	4,033	1,472,367
MasTec, Inc.(a)	5,213	557,739
MDU Resources Group, Inc.	17,908	449,491
Valmont Industries, Inc.	1,726	473,701
		3,879,039

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction Materials — 0.5%
Eagle Materials, Inc.	2,932	$ 637,593
Knife River Corp.(a)	4,859	340,810
		978,403
Consumer Finance — 0.7%
Ally Financial, Inc.	23,652	938,275
SLM Corp.	19,736	410,311
		1,348,586
Consumer Staples Distribution & Retail — 2.0%
BJ’s Wholesale Club Holdings, Inc.(a)	11,557	1,015,167
Casey’s General Stores, Inc.	3,153	1,203,059
Sprouts Farmers Market, Inc.(a)	8,508	711,779
U.S. Foods Holding Corp.(a)	20,045	1,061,984
		3,991,989
Containers & Packaging — 1.9%
AptarGroup, Inc.	5,623	791,775
Berry Global Group, Inc.	10,022	589,795
Crown Holdings, Inc.	10,269	763,911
Graphic Packaging Holding Co.	26,743	700,934
Greif, Inc., Class A, NVS	2,262	129,997
Silgan Holdings, Inc.	7,007	296,606
Sonoco Products Co.	8,543	433,301
		3,706,319
Diversified Consumer Services — 1.4%
Duolingo, Inc., Class A(a)	3,155	658,354
Graham Holdings Co., Class B	306	214,062
Grand Canyon Education, Inc.(a)	2,400	335,784
H&R Block, Inc.	12,145	658,623
Service Corp. International	12,657	900,293
		2,767,116
Diversified REITs — 0.5%
WP Carey, Inc.	19,441	1,070,227
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(a)(b)	19,296	505,169
Iridium Communications, Inc.	10,256	273,015
		778,184
Electric Utilities — 0.2%
Portland General Electric Co.	8,813	381,074
Electrical Equipment — 1.7%
Acuity Brands, Inc.	2,613	630,883
EnerSys	3,473	359,525
nVent Electric PLC	14,914	1,142,561
Regal Rexnord Corp.	5,690	769,402
Sensata Technologies Holding PLC	12,902	482,406
		3,384,777
Electronic Equipment, Instruments & Components — 2.9%
Arrow Electronics, Inc.(a)	4,658	562,500
Avnet, Inc.	8,255	425,050
Belden, Inc.	3,495	327,831
Cognex Corp.	14,444	675,401
Coherent Corp.(a)	11,378	824,450
Crane NXT Co.	4,147	254,709
IPG Photonics Corp.(a)	2,372	200,173
Littelfuse, Inc.	2,104	537,761
Novanta, Inc.(a)	3,026	493,571
TD SYNNEX Corp.	6,770	781,258
Vishay Intertechnology, Inc.	10,566	235,622
Vontier Corp.	13,278	507,220
		5,825,546
Security	Shares	Value
Energy Equipment & Services — 1.2%
ChampionX Corp.	16,360	$ 543,316
NOV, Inc.	34,517	656,168
Valaris Ltd.(a)	5,297	394,626
Weatherford International PLC(a)	6,296	770,945
		2,365,055
Financial Services — 1.6%
Essent Group Ltd.	10,118	568,530
Euronet Worldwide, Inc.(a)	3,951	408,929
MGIC Investment Corp.	25,436	548,146
Voya Financial, Inc.	10,594	753,763
Western Union Co. (The)	22,636	276,612
WEX, Inc.(a)(b)	3,730	660,732
		3,216,712
Food Products — 1.2%
Darling Ingredients, Inc.(a)	13,592	499,506
Flowers Foods, Inc.	16,173	359,041
Ingredion, Inc.	5,699	653,675
Lancaster Colony Corp.	1,677	316,903
Pilgrim’s Pride Corp.(a)	3,638	140,027
Post Holdings, Inc.(a)	4,366	454,762
		2,423,914
Gas Utilities — 0.9%
New Jersey Resources Corp.	8,443	360,854
ONE Gas, Inc.	4,783	305,395
Southwest Gas Holdings, Inc.	5,209	366,609
Spire, Inc.	4,881	296,423
UGI Corp.	18,131	415,200
		1,744,481
Ground Transportation — 2.0%
Avis Budget Group, Inc.	1,563	163,365
Knight-Swift Transportation Holdings, Inc.	13,725	685,152
Landstar System, Inc.	2,887	532,594
Ryder System, Inc.	3,873	479,787
Saia, Inc.(a)(b)	2,284	1,083,278
XPO, Inc.(a)	10,041	1,065,852
		4,010,028
Health Care Equipment & Supplies — 2.1%
DENTSPLY SIRONA, Inc.	18,021	448,903
Enovis Corp.(a)	4,255	192,326
Envista Holdings Corp.(a)	14,811	246,307
Globus Medical, Inc., Class A(a)	9,640	660,244
Haemonetics Corp.(a)	4,333	358,469
Lantheus Holdings, Inc.(a)(b)	5,931	476,200
LivaNova PLC(a)(b)	4,601	252,227
Masimo Corp.(a)(b)	3,833	482,728
Neogen Corp.(a)(b)	16,899	264,131
Penumbra, Inc.(a)	3,300	593,901
QuidelOrtho Corp.(a)	4,273	141,949
		4,117,385
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)	7,853	530,392
Amedisys, Inc.(a)	2,585	237,303
Chemed Corp.	1,259	683,108
Encompass Health Corp.	8,620	739,510
HealthEquity, Inc.(a)	7,506	647,017
Option Care Health, Inc.(a)	14,602	404,475
Progyny, Inc.(a)	6,741	192,860
R1 RCM, Inc.(a)	16,781	210,769
Tenet Healthcare Corp.(a)	8,496	1,130,223
		4,775,657

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care REITs — 0.8%
Healthcare Realty Trust, Inc.	32,430	$ 534,446
Omega Healthcare Investors, Inc.	21,237	727,367
Sabra Health Care REIT, Inc.	19,802	304,951
		1,566,764
Health Care Technology — 0.1%
Doximity, Inc., Class A(a)(b)	10,373	290,133
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	18,263	273,580
Hotels, Restaurants & Leisure — 4.1%
Aramark	22,837	776,915
Boyd Gaming Corp.	5,816	320,462
Choice Hotels International, Inc.(b)	2,010	239,190
Churchill Downs, Inc.	5,720	798,512
Hilton Grand Vacations, Inc.(a)	5,868	237,243
Hyatt Hotels Corp., Class A(b)	3,885	590,209
Light & Wonder, Inc., Class A(a)	7,837	821,945
Marriott Vacations Worldwide Corp.	2,810	245,369
Planet Fitness, Inc., Class A(a)	7,502	552,072
Texas Roadhouse, Inc.	5,689	976,858
Travel + Leisure Co.	6,434	289,401
Vail Resorts, Inc.	3,247	584,882
Wendy’s Co. (The)	14,304	242,596
Wingstop, Inc.	2,560	1,082,010
Wyndham Hotels & Resorts, Inc.	6,921	512,154
		8,269,818
Household Durables — 2.2%
Helen of Troy Ltd.(a)	1,987	184,274
KB Home	6,102	428,238
Taylor Morrison Home Corp., Class A(a)	8,459	468,967
Tempur Sealy International, Inc.	15,019	711,000
Toll Brothers, Inc.	9,317	1,073,132
TopBuild Corp.(a)	2,765	1,065,272
Whirlpool Corp.	4,741	484,530
		4,415,413
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	4,505	323,009
Industrial REITs — 1.3%
EastGroup Properties, Inc.	3,977	676,488
First Industrial Realty Trust, Inc.	11,071	525,983
Rexford Industrial Realty, Inc.	18,173	810,334
STAG Industrial, Inc.	15,106	544,722
		2,557,527
Insurance — 5.1%
American Financial Group, Inc.	5,927	729,140
Brighthouse Financial, Inc.(a)	5,785	250,722
CNO Financial Group, Inc.	9,726	269,605
Erie Indemnity Co., Class A, NVS	2,131	772,274
Fidelity National Financial, Inc., Class A	19,983	987,560
First American Financial Corp.	9,060	488,787
Hanover Insurance Group, Inc. (The)	3,132	392,878
Kemper Corp.	5,228	310,177
Kinsale Capital Group, Inc.	1,891	728,565
Old Republic International Corp.	22,528	696,115
Primerica, Inc.	3,123	738,839
Reinsurance Group of America, Inc.	5,837	1,198,161
RenaissanceRe Holdings Ltd.	4,534	1,013,394
RLI Corp.	3,325	467,794
Security	Shares	Value
Insurance (continued)
Selective Insurance Group, Inc.	5,204	$ 488,291
Unum Group	11,868	606,574
		10,138,876
Interactive Media & Services — 0.3%
Ziff Davis, Inc.(a)	3,824	210,511
ZoomInfo Technologies, Inc., Class A(a)	24,496	312,814
		523,325
IT Services — 0.4%
ASGN, Inc.(a)(b)	4,159	366,699
Kyndryl Holdings, Inc.(a)	19,924	524,200
		890,899
Leisure Products — 0.5%
Brunswick Corp.	5,783	420,829
Polaris, Inc.	4,558	356,937
YETI Holdings, Inc.(a)	7,193	274,413
		1,052,179
Life Sciences Tools & Services — 1.1%
Azenta, Inc.(a)	4,664	245,420
Bruker Corp.	8,351	532,877
Medpace Holdings, Inc.(a)	2,015	829,878
Repligen Corp.(a)	4,439	559,580
		2,167,755
Machinery — 4.8%
AGCO Corp.	5,322	520,917
Chart Industries, Inc.(a)(b)	3,598	519,335
Crane Co.	4,205	609,641
Donaldson Co., Inc.	10,045	718,820
Esab Corp.	4,849	457,891
Flowserve Corp.	11,324	544,684
Graco, Inc.	14,708	1,166,050
ITT, Inc.	6,974	900,901
Lincoln Electric Holdings, Inc.	4,828	910,754
Middleby Corp. (The)(a)(b)	4,557	558,734
Oshkosh Corp.	5,597	605,596
Terex Corp.	5,681	311,546
Timken Co. (The)	5,542	444,081
Toro Co. (The)	8,919	834,016
Watts Water Technologies, Inc., Class A	2,237	410,199
		9,513,165
Marine Transportation — 0.3%
Kirby Corp.(a)	4,983	596,615
Media — 0.7%
New York Times Co. (The), Class A	13,937	713,714
Nexstar Media Group, Inc., Class A	2,752	456,859
TEGNA, Inc.	14,591	203,399
		1,373,972
Metals & Mining — 2.4%
Alcoa Corp.	15,639	622,119
Cleveland-Cliffs, Inc.(a)	40,850	628,681
Commercial Metals Co.	9,935	546,326
MP Materials Corp., Class A(a)(b)	11,333	144,269
Reliance, Inc.	4,926	1,406,866
Royal Gold, Inc.	5,619	703,274
United States Steel Corp.	19,245	727,461
		4,778,996

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc.	44,823	$ 854,327
Starwood Property Trust, Inc.	27,694	524,524
		1,378,851
Office REITs — 0.6%
COPT Defense Properties	8,836	221,165
Cousins Properties, Inc.	12,695	293,889
Kilroy Realty Corp.	9,116	284,146
Vornado Realty Trust	13,850	364,117
		1,163,317
Oil, Gas & Consumable Fuels — 1.3%
Antero Midstream Corp.	29,347	432,575
DT Midstream, Inc.	8,227	584,364
Equitrans Midstream Corp.	37,219	483,103
HF Sinclair Corp.	13,193	703,714
PBF Energy, Inc., Class A	9,079	417,815
		2,621,571
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	5,465	449,933
Personal Care Products — 1.0%
BellRing Brands, Inc.(a)	11,127	635,797
Coty, Inc., Class A(a)	31,530	315,930
elf Beauty, Inc.(a)	4,746	1,000,077
		1,951,804
Pharmaceuticals — 0.4%
Jazz Pharmaceuticals PLC(a)	5,363	572,393
Perrigo Co. PLC	11,572	297,169
		869,562
Professional Services — 1.9%
Concentrix Corp.	4,032	255,145
ExlService Holdings, Inc.(a)	13,531	424,332
Exponent, Inc.	4,251	404,355
FTI Consulting, Inc.(a)	2,985	643,357
Genpact Ltd.	14,205	457,259
Insperity, Inc.	3,054	278,555
ManpowerGroup, Inc.	4,266	297,767
Maximus, Inc.	5,242	449,240
Paylocity Holding Corp.(a)(b)	3,701	487,977
		3,697,987
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(a)	4,106	842,880
Residential REITs — 1.2%
American Homes 4 Rent, Class A	27,160	1,009,266
Equity LifeStyle Properties, Inc.	15,854	1,032,571
Independence Realty Trust, Inc.	18,925	354,654
		2,396,491
Retail REITs — 1.1%
Agree Realty Corp.	8,211	508,589
Brixmor Property Group, Inc.	26,231	605,674
Kite Realty Group Trust	18,647	417,320
NNN REIT, Inc.	15,662	667,201
		2,198,784
Semiconductors & Semiconductor Equipment — 3.2%
Allegro MicroSystems, Inc.(a)	6,002	169,497
Amkor Technology, Inc.	8,987	359,660
Cirrus Logic, Inc.(a)	4,615	589,151
Lattice Semiconductor Corp.(a)(b)	11,669	676,685
MACOM Technology Solutions Holdings, Inc.(a)	4,672	520,788
MKS Instruments, Inc.	5,454	712,183
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Onto Innovation, Inc.(a)	4,207	$ 923,689
Power Integrations, Inc.	4,611	323,646
Rambus, Inc.(a)	9,099	534,657
Silicon Laboratories, Inc.(a)	2,686	297,152
Synaptics, Inc.(a)	3,375	297,675
Universal Display Corp.	3,718	781,710
Wolfspeed, Inc.(a)	10,782	245,398
		6,431,891
Software — 2.7%
Appfolio, Inc., Class A(a)	1,799	439,982
Aspen Technology, Inc.(a)	2,403	477,308
Blackbaud, Inc.(a)	3,506	267,052
CommVault Systems, Inc.(a)	3,725	452,848
Dolby Laboratories, Inc., Class A	5,153	408,272
Dropbox, Inc., Class A(a)	20,894	469,488
Dynatrace, Inc.(a)(b)	20,691	925,715
Manhattan Associates, Inc.(a)	5,274	1,300,990
Qualys, Inc.(a)	3,134	446,909
Teradata Corp.(a)	8,375	289,440
		5,478,004
Specialized REITs — 2.0%
CubeSmart	19,194	866,993
EPR Properties	6,426	269,764
Gaming & Leisure Properties, Inc.	25,432	1,149,781
Lamar Advertising Co., Class A	7,589	907,113
National Storage Affiliates Trust	6,006	247,567
PotlatchDeltic Corp.	6,496	255,877
Rayonier, Inc.	11,495	334,390
		4,031,485
Specialty Retail — 4.0%
AutoNation, Inc.(a)	2,120	337,886
Burlington Stores, Inc.(a)	5,461	1,310,640
Five Below, Inc.(a)	4,615	502,896
Floor & Decor Holdings, Inc., Class A(a)	9,280	922,525
GameStop Corp., Class A(a)	23,113	570,660
Gap, Inc. (The)	18,603	444,426
Lithia Motors, Inc., Class A	2,349	593,005
Murphy U.S.A., Inc.	1,615	758,178
Penske Automotive Group, Inc.	1,658	247,075
RH(a)	1,314	321,194
Valvoline, Inc.(a)	11,231	485,179
Williams-Sonoma, Inc.	5,492	1,550,776
		8,044,440
Technology Hardware, Storage & Peripherals — 0.8%
Pure Storage, Inc., Class A(a)(b)	26,135	1,678,128
Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.(a)	9,968	329,742
Carter’s, Inc.	3,020	187,149
Columbia Sportswear Co.	2,670	211,144
Crocs, Inc.(a)	5,200	758,888
PVH Corp.	4,891	517,810
Skechers U.S.A., Inc., Class A(a)	11,351	784,581
Under Armour, Inc., Class A(a)	17,223	114,877
Under Armour, Inc., Class C, NVS(a)	14,856	97,010
		3,001,201
Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	3,291	638,454
Core & Main, Inc., Class A(a)	14,679	718,390
GATX Corp.	3,070	406,345
MSC Industrial Direct Co., Inc., Class A	3,769	298,920

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Watsco, Inc.	2,734	$ 1,266,498
WESCO International, Inc.	3,778	598,889
		3,927,496
Water Utilities — 0.4%
Essential Utilities, Inc.	21,405	799,049
Total Long-Term Investments — 99.4% (Cost: $183,677,352)		198,291,241
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)(e)	8,708,725	8,712,208
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	544,718	544,718
Total Short-Term Securities — 4.6% (Cost: $9,255,192)		9,256,926
Total Investments — 104.0% (Cost: $192,932,544)		207,548,167
Liabilities in Excess of Other Assets — (4.0)%		(7,985,154)
Net Assets — 100.0%		$ 199,563,013
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 8,474,748	$ 238,485(a)	$ —	$ (941)	$ (84)	$ 8,712,208	8,708,725	$ 5,273(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	258,761	285,957(a)	—	—	—	544,718	544,718	4,886	—
				$ (941)	$ (84)	$ 9,256,926		$ 10,159	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P Mid-Cap ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	4	09/20/24	$ 1,183	$ 3,723
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 198,291,241	$ —	$ —	$ 198,291,241
Short-Term Securities
Money Market Funds	9,256,926	—	—	9,256,926
	$ 207,548,167	$ —	$ —	$ 207,548,167
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ 3,723	$ —	$ —	$ 3,723
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust